Term Loans	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Term Loans
7. Term Loans
SVB Term Loans
In August 2018, Old eFFECTOR entered into a Loan and Security Agreement (“LSA”) with Silicon Valley Bank (“SVB”), pursuant to which the Company may borrow up to $20.0 million, issuable in three separate tranches of $7.5 million (“Term Loan A”), $7.5 million (“Term Loan B”) and $5.0 million (“Term Loan C”), collectively referred to as the Term Loans. Term Loan A became available to the Company at the effective date of the LSA on August 31, 2018 and the Company borrowed the $7.5 million under the Term Loan A on that date, receiving the cash proceeds on September 5, 2018. Term Loan B was immediately available commencing on the effective date of the LSA and ending on the earlier of 1) August 31, 2019, or 2) the occurrence of an event of default. The Company borrowed the $7.5 million under Term Loan B on November 19, 2018. Term Loan C was not drawn. The Term Loans had an interest-only period that commenced upon the borrowing of each tranche of the Term Loans with interest due and payable upon the first day of each month. The interest-only period ended August 31, 2020. The Company was required to make a final payment equal to 5.5% of the original aggregate principal amount of the Term Loans at maturity, which was accrued over the term of the debt arrangements. The Term Loans had a maturity date of February 1, 2023. In connection with the LSA, the Company issued two separate warrants, each to purchase up to 46,970 shares of Series C Preferred Stock at an exercise price of $5.33 per share, to SVB and Life Science Loans II, LLC (life science loan sector of SVB). The number of shares subject to each warrant as of December 31, 2020, was 35,227 in connection with the Term Loan A and Term Loan B. Each warrant was automatically exercised on a cashless basis on August 25, 2021, in connection with the completion of the Business Combination, for 16,477 shares of Common Stock.
The Term Loans carried an interest rate equal to the greater of 1.5% plus prime or 6.5%, with an effective interest rate at December 31, 2020, of 9.1% and 9.0% for Term Loan A and Term Loan B, respectively.
The Company recorded a debt discount of $0.2 million for the estimated fair value of warrants and debt issuance costs upon the borrowing of each Term Loan A and Term Loan B, which was being amortized to interest expense over the term of the loan using the effective-interest method. As of December 31, 2020, the Company had $13.0 million of outstanding principal under the Term Loans of which $12.9 million is reflected on the balance sheet net of debt discounts. Interest expense, including amortization of debt discount related to the SVB Term Loans, totaled $0.2 million and $1.3 million for the years ended December 31, 2021 and 2020, respectively.
In March 2021, Old eFFECTOR repaid the SVB Term Loans using the proceeds from Oxford Term A Loans (defined below). The aggregate outstanding principal balance of SVB Term Loans A and B was $11.5 million at the date of repayment. The Company paid the entire outstanding principal balance, along with a final payment in the amount of $0.8 million (equal to 5.5% of the original aggregate principal amount), a prepayment fee of $0.1 million (equal to 1% of the original aggregate principal amount), and $37,000 of accrued interest. The Company recorded a loss on debt extinguishment in the amount of $0.5 million in connection with the transaction, which has been recorded in Loss on debt extinguishment on the Consolidated Statements of Operations and Comprehensive Income for the period. The loss on debt extinguishment includes the unamortized debt discount and final payment associated with Term Loan A and Term Loan B at the time of extinguishment along with the $0.1 million prepayment fee.
Oxford Term Loans
In March 2021, Old eFFECTOR entered into a Loan and Security Agreement (“Oxford LSA”) with Oxford Finance LLC (“Oxford”), pursuant to which the Company may borrow up to $30.0 million, issuable in two separate tranches of $20.0 million (“Term A Loans”) and $10.0 million (“Term B Loans”), collectively referred to as the Oxford Loans. The Term A Loans became available to the Company at the effective date of the Oxford LSA on March 19, 2021 and $12.5 million of the proceeds were used to pay off the outstanding SVB Term Loans. The remaining net proceeds from Term A Loans of $7.4 million, after taking into effect specified issuance and legal fees designated within the distribution letter, were distributed to the Company in March 2021. In accordance with the amendment to the Oxford LSA executed in February 2022 (see Note 17), Term B Loans will only become available to the Company after January 1, 2023, and upon achievement of certain clinical development milestones, until the earlier of (i) June 30, 2023, (ii) forty-five days after the occurrence of the Phase II Milestones, and (iii) the occurrence of an event of default. The Term A Loans have an interest-only period that commences upon the borrowing with interest due and payable upon the first day of each month. Prior to the execution of the amendment in February 2022, the interest-only period ended May 1, 2023, provided that upon the funding of the Term B Loans the end date would be extended to May 1, 2024. In accordance with the amendment to the Oxford LSA executed in February 2022 (see Note 17), the interest-only period will end March 1, 2024, provided that upon the funding of the Term B Loans the end date will be extended to March 1, 2025. The Company is required to make a final payment equal to 5.5% of each funded tranche at maturity, which has been recorded as a debt discount for the Term A Loan which is outstanding and is being amortized over the term of the debt arrangements. The Oxford Loans have a maturity date of February 1, 2027, after the execution of the amendment to the Oxford LSA in February 2022 (see Note 17). In connection with the Oxford LSA, the Company issued warrants to purchase a total of 37,575 shares of Series C Preferred Stock at an exercise price of $5.33 per share. The warrants were automatically exercised on a cashless basis on August 25, 2021, in connection with the completion of the Business Combination, for 17,575 shares of Common Stock.
The Oxford Loans carry a variable interest rate equal to the greater of (i) 7.7% and (ii) the sum of the prime rate plus 4.45%. The Company has the option to prepay all, but not less than all, of the borrowed amounts, provided that the Company will be obligated to pay a prepayment fee equal to (i) 3.0% of the outstanding principal balance of the applicable Oxford Loans if prepayment is made prior to the first anniversary of the effective date of the Oxford LSA, (ii) 2.0% of the outstanding principal balance of the applicable Oxford Loans if prepayment is made after the first anniversary of the effective date of the Oxford LSA but before the second anniversary, and (iii) 1.0% of the outstanding principal balance of the applicable Oxford Loans if prepayment is made after the second anniversary of the effective date of the Oxford LSA but before the third anniversary. No prepayment fee will apply for a prepayment made after the third anniversary of the effective date of the Oxford LSA and prior to the maturity date.
The Company’s obligations under the Oxford LSA are secured by a first priority security interest in substantially all of its current and future assets, other than its owned intellectual property. The Company is also obligated to comply with various other customary covenants, including restrictions on its ability to encumber intellectual property assets without consent.
The Company recorded a debt discount of $1.5 million for the estimated fair value of warrants, debt issuance costs upon the borrowing of Term A Loans, and final payment to be made, which is being amortized to interest expense over the term of the loan using the effective-interest method. As of December 31, 2021, the
Company had $20.0 million of outstanding principal under the Term A Loans of which $18.8 million is reflected on the balance sheet net of debt discounts. Interest expense, including amortization of debt discount related to the Oxford Term A Loans, totaled $1.5 million for the year ended December 31, 2021. The Company is in compliance with all covenants under the Oxford LSA as of December 31, 2021. The Term A Loans include customary events of default, including instances of a material adverse change in our operations, that may require prepayment of the outstanding Term A Loans. There have been no events of default as of the date of issuance of these consolidated financial statements.
Based on the outstanding principal amounts for the Company’s Term A Loans, the following table sets forth by year the Company’s required future principal payments as of December 31, 2021 (in thousands):

As of December 31, 2021
2023	$4,444
2024	6,667
2025	6,667
2026	2,222

Required future principal payments	$20,000
Unamortized debt discount	(1,240)

Non-current term loans, net as of December 31, 2021	$18,760